UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Arizona Municipal

Income Fund

May 31, 2014

1.802196.110

AZI-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount	Value
Arizona - 96.4%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C:
5.75% 7/1/22	$ 1,500,000	$ 1,745,895
5.75% 7/1/23	250,000	291,090
Series 2012 A, 5% 7/1/26	1,000,000	1,154,870
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	1,140,000	1,229,935
(Univ. of Arizona Projs.):
Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,084,480
Series 2012 C, 5% 6/1/26	3,035,000	3,445,029
Arizona Ctfs. of Partnership:
Series 2008 A, 5% 9/1/20 (FSA Insured)	1,640,000	1,783,074
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,470,500
Series 2013 A, 5% 10/1/25	1,870,000	2,128,864
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,379,930
5% 7/1/32	470,000	500,592
Arizona Health Facilities Auth. Hosp. Sys. Rev.:
(Phoenix Children's Hosp. Proj.) Series 2012 A, 5% 2/1/42	1,000,000	1,055,900
Series 2012 A, 5% 2/1/23	1,285,000	1,488,197
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,093,120
Series 2007 B, 0.963% 1/1/37 (b)	1,000,000	860,060
Series 2008 A, 5.25% 1/1/31	1,000,000	1,075,360
Series 2008 D:
5.375% 1/1/32	1,000,000	1,074,300
6% 1/1/27	1,000,000	1,142,160
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,065,860
Series 2012 A, 5% 1/1/43	3,500,000	3,710,245
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	1,000,000	1,158,360
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,164,390
Arizona Trans. Board Hwy. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,117,240
Series 2011 A, 5.25% 7/1/26	1,250,000	1,484,988
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	558,205
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	$ 1,405,000	$ 1,453,922
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,159,605
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,334,996
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,120,290
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,095,411
Series 2005, 5% 12/1/35	1,000,000	1,013,900
Series 2007:
5% 12/1/27	1,000,000	1,054,280
5% 12/1/32	1,000,000	1,038,560
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,707,395
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,128,980
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,848,906
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 2007 A, 5.25% 7/1/32	1,000,000	1,046,110
Series 2009 A, 6% 7/1/39	1,000,000	1,120,230
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,053,460
Maricopa County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 2.625%, tender 6/3/24 (b)(c)	1,000,000	1,000,000
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	6,000,000	6,412,376
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
1% 7/1/28 (a)	690,000	743,427
1% 7/1/29 (a)	480,000	522,734
1% 7/1/30 (a)	400,000	433,320
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	1,062,340
Mesa Hwy. Proj. Advancement Series 2011 A, 5% 7/1/17	500,000	524,755
Mesa Util. Sys. Rev. Series 2006, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,203,640
Northern Ariz Univ. Ctfs. of Prtn. (Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,135,650
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	$ 860,000	$ 942,182
5% 6/1/41	1,250,000	1,345,313
Series 2013, 5% 8/1/27	1,000,000	1,153,030
5% 6/1/21 (AMBAC Insured)	1,085,000	1,175,771
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,086,560
Series 2013, 5% 7/1/26 (c)	1,100,000	1,253,923
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,522,140
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	550,000	577,599
5% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,047,520
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,389,363
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2004, 5% 7/1/29 (Pre-Refunded to 7/1/14 @ 100)	770,000	772,795
Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,114,050
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	1,750,000	1,830,833
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (c)	380,000	434,720
5% 7/1/27 (c)	400,000	444,852
Pima County Ctfs. of Prtn.:
(Justice Bldg. Proj.) Series 2007 A:
5% 7/1/19 (AMBAC Insured)	650,000	720,389
5% 7/1/21 (AMBAC Insured)	910,000	1,006,806
Series 2013 A, 5% 12/1/22	1,000,000	1,157,870
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	1,635,000	1,928,711
5% 7/1/25	1,000,000	1,152,770
Series 2012 A:
5% 7/1/25	1,600,000	1,862,848
5% 7/1/26	1,000,000	1,147,090
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,118,240
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,130,640
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	936,832
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,227,049
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2008 A:
5% 1/1/24	1,075,000	1,214,299
5% 1/1/33	1,000,000	1,090,340
5% 1/1/38	2,400,000	2,589,408
Series 2009 A, 5% 1/1/26	1,950,000	2,251,587
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,500,000	1,666,140
5.5% 12/1/29	3,000,000	3,527,310
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	415,000	440,996
Series 2008 A, 5% 9/1/23	355,000	381,455
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	1,050,000	1,185,408
Sedona Excise Tax Rev.:
Series 2004, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120,000	2,148,896
Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,029,140
Tempe Excise Tax Rev. Series 2012, 5% 7/1/25	1,090,000	1,264,771
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	60,000	62,870
Tucson Ctfs. of Prtn.:
Series 2006 A, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,277,652
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,105,100
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2005, 5% 7/1/16	860,000	893,230
Series 2011, 6% 7/1/39	2,235,000	2,441,782
5.625% 7/1/36	1,000,000	1,089,240
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Univ. of Arizona Univ. Revs.:
Series 2008 A, 5% 6/1/22	$ 1,315,000	$ 1,479,625
Series 2009 A, 5% 6/1/39	1,000,000	1,081,950
Series 2012 A, 5% 6/1/37	2,000,000	2,207,560
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,178,030
Series 2012 A, 5.25% 8/1/33	2,000,000	2,169,260
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,261,820
		136,994,696
Guam - 0.7%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (c)	300,000	329,004
6.375% 10/1/43 (c)	200,000	221,696
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	470,640
		1,021,340
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	300,000	328,386
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $130,696,332)	138,344,422
NET OTHER ASSETS (LIABILITIES) - 2.7%	3,861,657
NET ASSETS - 100%	$ 142,206,079
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $130,675,433. Net unrealized appreciation aggregated $7,668,989, of which $8,185,410 related to appreciated investment securities and $516,421 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Maryland Municipal

Income Fund

May 31, 2014

1.802198.110

SMD-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.1%
	Principal Amount	Value
District Of Columbia - 2.3%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/19	$ 3,780,000	$ 4,416,061
Guam - 0.9%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	500,000	506,420
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/16 (a)	300,000	320,337
6.25% 10/1/34 (a)	300,000	333,321
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	500,000	580,760
		1,740,838
Maryland - 93.5%
Anne Arundel County Gen. Oblig.:
Series 2012 B, 5% 4/1/21	2,090,000	2,531,115
Series 2012:
5% 4/1/22	335,000	409,625
5% 4/1/23	4,050,000	4,909,572
Series 2014, 5% 4/1/25	2,140,000	2,632,778
Baltimore Convention Ctr. Hotel Rev. Series 2006 A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,350,000	1,432,512
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,020,000	1,034,759
Baltimore County Gen. Oblig.:
(Metropolitan District Proj.) Series 71:
5% 2/1/31	2,000,000	2,242,920
5% 2/1/38	1,930,000	2,138,980
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	524,210
Series 2010, 5% 8/1/20	1,080,000	1,299,424
Series 2012, 5% 8/1/23	5,000,000	6,073,450
4% 8/1/24	3,000,000	3,287,610
Baltimore Ctfs. of Prtn. Series 2010 A, 5% 10/1/17	2,005,000	2,245,600
Baltimore Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series 2008 A, 5% 10/15/25 (FSA Insured)	1,445,000	1,659,814
Series 2013 B:
5% 10/15/23	1,100,000	1,312,773
5% 10/15/24	1,875,000	2,217,431
Baltimore Proj. Rev.:
(Wastewtr. Proj.):
Series 2007 D:
5% 7/1/32 (FSA Insured)	4,500,000	4,945,860
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Baltimore Proj. Rev.: - continued
(Wastewtr. Proj.): - continued
Series 2007 D: - continued
5% 7/1/37 (AMBAC Insured)	$ 2,000,000	$ 2,166,840
5% 7/1/37 (FSA Insured)	4,000,000	4,333,680
Series 2008 A:
5% 7/1/33 (FSA Insured)	2,000,000	2,194,160
5% 7/1/38 (FSA Insured)	2,000,000	2,159,480
Series 2009 C, 5.625% 7/1/39	2,000,000	2,265,520
(Wtr. Proj.) Series 1994 A, 5% 7/1/24 (FGIC Insured)	370,000	419,399
Frederick County Econ. Dev. Rev. Series 2009 A:
5% 3/1/25	610,000	712,224
5% 3/1/27	1,255,000	1,452,801
Howard County Gen. Oblig. Series 2011 B:
5% 8/15/22	3,285,000	3,966,900
5% 8/15/23	5,000,000	6,000,700
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2009:
4% 5/15/20	3,000,000	3,365,430
4% 5/15/23	1,390,000	1,538,285
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	2,700,000	3,179,655
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2007 A, 5.25% 7/1/17	500,000	536,760
(Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	700,000	700,000
5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	515,175
5% 6/1/18 (CIFG North America Insured)	2,000,000	2,157,360
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
Second Series 2009 A, 5% 8/15/23	2,460,000	2,787,992
Second Series 2009 B, 5% 8/15/21	3,000,000	3,570,990
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/28	510,000	555,920
(Carroll County Gen. Hosp. Proj.) Series 2006, 5% 7/1/40	1,500,000	1,549,485
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	3,970,000	4,096,921
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,475,000	1,528,764
(Johns Hopkins Univ. Proj.) Series 2008 A, 5.25% 7/1/38	5,000,000	5,556,100
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(LifeBridge Health Proj.):
Series 2008, 5% 7/1/19 (Assured Guaranty Corp. Insured)	$ 300,000	$ 328,305
Series 2011, 6% 7/1/41	1,500,000	1,720,020
(MedStar Health Proj.) Series 2007, 5.25% 5/15/46	1,000,000	1,029,220
(Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/42	1,000,000	1,050,940
(Univ. of Maryland Med. Sys. Proj.):
Series 2006 A, 5% 7/1/41	1,000,000	1,031,570
Series 2008 F, 5.25% 7/1/19	1,700,000	1,955,425
Series 2010, 5.125% 7/1/39	1,700,000	1,774,307
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	370,000	387,742
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	405,000	416,356
(Western Maryland Health Sys. Proj.) Series 2006 A:
5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,538,044
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,635,000	1,763,331
Series 2011 A, 5% 5/15/23	1,500,000	1,757,595
Series 2011, 5% 8/15/22	1,000,000	1,156,570
Series 2012 A:
5% 7/1/23	400,000	454,528
5% 7/1/24	700,000	793,814
5% 7/1/25	900,000	1,014,453
5% 7/1/25	1,000,000	1,116,620
5% 7/1/25	2,000,000	2,363,520
5% 7/1/25	1,120,000	1,246,426
5% 7/1/26	300,000	332,298
5% 10/1/30	750,000	836,910
Series 2012 B, 5% 7/1/25	1,135,000	1,330,424
Series 2012:
5% 7/1/23	850,000	974,372
5% 7/1/24	1,100,000	1,249,952
5% 7/1/26	1,080,000	1,163,138
5% 7/1/26	1,400,000	1,565,368
5% 7/1/27	300,000	333,414
5% 7/1/31	2,500,000	2,621,725
Series 2013 A:
5% 7/1/26	1,045,000	1,163,733
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
Series 2013 A: - continued
5% 7/1/27	$ 1,185,000	$ 1,318,763
5% 8/15/41	3,000,000	3,183,720
Series 2013 B, 5% 8/15/38	2,000,000	2,157,320
Maryland Indl. Dev. Fing. Auth. Rev. (American Ctr. for Physics Proj.) Series 2001, 5.25% 12/15/15	320,000	321,165
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/21 (a)	2,255,000	2,563,439
Maryland Trans. Auth. Trans. Facility Projects Rev.:
Series 2007:
5% 7/1/30	2,000,000	2,188,080
5% 7/1/31 (FSA Insured)	5,000,000	5,429,500
Series 2008:
5% 7/1/35	880,000	962,570
5% 7/1/37 (FSA Insured)	4,485,000	4,885,869
6.8% 7/1/16 (Escrowed to Maturity)	315,000	327,370
Maryland Wtr. Quality Fing. Admin. Series 2014, 5% 3/1/23	2,000,000	2,464,520
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.):
Series 2007 A, 5% 5/1/25	1,000,000	1,116,810
Series 2011 A, 5% 7/1/24	5,515,000	6,390,450
(Dept. of Liquor Cont. Proj.) Series 2011 A, 5% 4/1/20	1,405,000	1,657,647
(Trinity Health Cr. Group Proj.) Series 2011, 5% 12/1/40	1,000,000	1,066,180
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012:
4% 7/1/18	1,065,000	1,178,316
5% 7/1/20	650,000	763,458
5% 7/1/22	750,000	889,935
Prince Georges County Gen. Oblig. Series 2011 A, 5% 9/15/26	2,500,000	2,951,875
Washington Suburban San. District 5% 6/1/20	2,000,000	2,363,960
Worcester County Series 2014:
5% 3/1/23	2,225,000	2,717,904
5% 3/1/24	1,670,000	2,058,175
		181,636,120
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 0.4%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C, 0% 8/1/39	$ 5,000,000	$ 858,050
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $181,477,871)	188,651,069
NET OTHER ASSETS (LIABILITIES) - 2.9%	5,604,523
NET ASSETS - 100%	$ 194,255,592
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $181,475,370. Net unrealized appreciation aggregated $7,175,699, of which $8,142,430 related to appreciated investment securities and $966,731 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2014